Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 11.6%
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	$220,000	$230,128
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	100,000	104,003
AMSR Trust 2020-SFR4 F, 2.8560%, 11/17/37 (144A)	100,000	99,955
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	19,330	19,656
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	80,000	73,614
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	100,000	114,205
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 2.9718%, 4/20/31 (144A)‡	250,000	247,550
BX Commercial Mortgage Trust 2018-BIOA,
ICE LIBOR USD 1 Month + 1.3211%, 1.4734%, 3/15/37 (144A)‡	108,000	106,523
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.1524%, 10/15/36 (144A)‡	94,930	93,787
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 2.4524%, 10/15/36 (144A)‡	219,288	216,814
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 2.8024%, 10/15/36 (144A)‡	123,409	121,472
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	41,000	45,561
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.1524%, 11/15/36 (144A)‡	100,000	94,564
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 2.7024%, 11/15/36 (144A)‡	100,000	93,743
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 3.9090%, 10/21/31 (144A)‡	250,000	247,800
COLT Funding LLC 2018-4,
ICE LIBOR USD 12 Month + 1.6500%, 4.7160%, 12/28/48 (144A)‡	274,106	288,810
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3981%, 1/25/29‡	82,080	85,046
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	10,816	10,755
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 4.2981%, 8/25/31 (144A)‡	135,000	129,347
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	148,343	147,096
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	91,637	88,507
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	59,818	60,058
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	59,818	58,722
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.1524%, 11/15/36 (144A)‡	140,000	131,006
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	130,000	136,301
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	80,000	83,664
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	228,477	222,771
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 53.2881%, 10/25/40‡	23,689	116,591
Fannie Mae REMICS, 3.0000%, 5/25/48	28,377	30,461
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	303,000	318,999
Freddie Mac Multifamily Structured Pass Through Certificates K116,
3.0210%, 9/25/47‡,¤	330,000	76,757
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.4019%, 9/25/50 (144A)‡	119,000	119,866
Hertz Fleet Lease Funding LP 2018-1 E, 5.5500%, 5/10/32 (144A)	130,000	130,999
HIN Timeshare Trust 2020-A, 3.4200%, 10/9/39 (144A)	50,000	50,152
InSite Issuer LLC 2018 - 1A C, 6.1150%, 12/15/48 (144A)	139,831	150,289
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	42,171	41,449
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 3.9250%, 4/15/31 (144A)‡	250,000	239,425
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	248,000	270,875
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 3.5135%, 10/24/27 (144A)‡	250,000	238,200
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	100,000	99,599
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	100,000	95,280
Preston Ridge Partners Mortgage Trust 2019-3A, 4.4580%, 7/25/24 (144A)Ç	165,000	162,155
Preston Ridge Partners Mortgage Trust 2019-GS1, 4.7500%, 10/25/24 (144A)‡	94,424	93,978
Progress Residential Trust 2020-SFR3 F, 2.7960%, 10/17/27 (144A)	100,000	99,891
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	259,155	229,172
Sequoia Mortgage Trust 2018-8, 0.2724%, 11/25/48 (144A)‡,¤	6,331,662	17,141

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	$333,656	$323,717
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	140,000	142,406
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	100,000	101,415
VB-S1 Issuer LLC, 3.4130%, 2/15/48 (144A)	250,000	256,870
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	75,000	75,000
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	42,000	42,000
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	204,341	184,685
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)§	97,747	54,812
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 1.8309%, 1/16/31 (144A)‡	250,000	248,700
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 1.6400%, 1.9109%, 7/16/31 (144A)‡	250,000	248,700
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,679,765)		7,611,042
Bank Loans and Mezzanine Loans– 4.0%
Basic Industry – 0%
Aruba Investments Inc, ICE LIBOR USD 3 Month + 4.2500%, 5.2500%, 7/7/25‡	13,000	12,897
Capital Goods – 0.3%
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.0000%, 8/18/25‡	121,600	120,613
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 3.5229%, 4/3/24‡	43,858	41,090
		161,703
Capital Markets – 0%
LPL Holdings Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8981%, 11/12/26‡	14,925	14,627
Communications – 0.8%
Consolidated Communications Inc,
ICE LIBOR USD 1 Month + 4.7500%, 5.7500%, 9/15/27ƒ,‡	62,000	61,283
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 2.8966%, 11/29/24‡	109,194	102,869
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.2500%, 2.3966%, 2/2/22ƒ,‡	26,846	26,779
GCI LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.5000%, 9/24/25‡	103,626	102,849
Level 3 Financing Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8966%, 3/1/27‡	98,500	95,329
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8966%, 3/22/23‡	66,327	63,674
T-Mobile USA Inc, ICE LIBOR USD 1 Month + 3.0000%, 3.1466%, 4/1/27‡	43,000	42,935
		495,718
Consumer Cyclical – 1.4%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 8.0000%, 9.5000%, 8/9/25‡	330,000	297,000
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 7.5000%, 4/23/24‡	110,307	62,985
CoreCivic Inc, ICE LIBOR USD 1 Month + 4.5000%, 5.5000%, 12/18/24ƒ,‡	105,000	102,900
Hilton Worldwide Finance LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8981%, 6/22/26‡	50,510	48,673
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 11.0000%, 11.0000%, 12/23/25ƒ,‡	4,346	4,110
Spectacle Gary Holdings LLC,
ICE LIBOR USD 3 Month + 9.0000%, 11.0000%, 12/23/25‡	59,978	56,717
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 3.7204%, 7/10/25‡	69,339	69,104
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 7.6466%, 2/4/28‡	156,057	146,109
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.5000%, 3.3966%, 2/5/27‡	167,364	161,148
		948,746
Consumer Non-Cyclical – 0.5%
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 10/10/23‡	113,241	111,826
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 4.2500%, 12/2/24‡	88,861	87,972
FC Compassus LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 12/31/26‡	100,104	98,728
IQVIA Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8966%, 3/7/24‡	23,193	22,816
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2500%, 9/3/24‡	38,801	36,472
		357,814
Technology – 1.0%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.0000%, 3.1466%, 10/30/26‡	56,715	55,563
Cornerstone OnDemand Inc,
ICE LIBOR USD 1 Month + 4.2500%, 4.4058%, 4/22/27‡	97,906	97,641
Epicor Software Corp, ICE LIBOR USD 1 Month + 4.2500%, 5.2500%, 7/30/27‡	102,000	101,759
Finastra USA Inc, ICE LIBOR USD 3 Month + 3.5000%, 4.5000%, 6/13/24‡	109,406	102,049
McAfee LLC, ICE LIBOR USD 1 Month + 8.5000%, 9.5000%, 9/29/25‡	127,750	128,389
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 3.3966%, 10/1/25‡	92,996	91,983
RSA Security LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 9/1/27‡	84,000	83,580
		660,964
Total Bank Loans and Mezzanine Loans (cost $2,753,000)		2,652,469

Shares or Principal Amounts			Value
Corporate Bonds– 31.4%
Banking – 1.5%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	$300,000		$327,808
Bank of America Corp, ICE LIBOR USD 3 Month + 2.6640%, 4.3000%, 1/24/70‡	36,000		34,920
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%, 5/19/70‡	83,000		88,063
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%, 4/24/65‡	65,000		68,087
Citizens Financial Group Inc, 3.7500%, 7/1/24	14,000		15,086
Discover Financial Services,
US Treasury Yield Curve Rate 5 Year + 5.7830%, 6.1250%, 6/22/70‡	134,000		141,745
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	114,000		121,856
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	100,000		99,828
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	36,000		35,280
JPMorgan Chase & Co, SOFR + 2.7450%, 4.0000%, 2/24/70‡	22,000		20,790
SVB Financial Group, 3.1250%, 6/5/30	19,000		21,200
			974,663
Basic Industry – 2.0%
Allegheny Technologies Inc, 7.8750%, 8/15/23	53,000		54,198
Aruba Investments Inc, 8.7500%, 2/15/23 (144A)	66,000		66,660
CF Industries Inc, 5.3750%, 3/15/44	86,000		103,491
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	7,000		7,560
Ecolab Inc, 4.8000%, 3/24/30	9,000		11,439
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	65,000		63,781
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	200,000		199,750
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	403,000		398,970
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	67,000		64,320
Novelis Corp, 4.7500%, 1/30/30 (144A)	14,000		13,664
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	13,000		13,073
Olin Corp, 5.6250%, 8/1/29	101,000		99,484
PolyOne Corp, 5.7500%, 5/15/25 (144A)	117,000		124,020
Tronox Inc, 6.5000%, 5/1/25 (144A)	28,000		29,120
Westlake Chemical Corp, 3.3750%, 6/15/30	81,000		86,817
			1,336,347
Brokerage – 0.4%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%, 4/30/70‡	92,000		99,687
Intercontinental Exchange Inc, 1.8500%, 9/15/32	106,000		105,287
Intercontinental Exchange Inc, 3.0000%, 9/15/60	67,000		67,345
			272,319
Capital Goods – 3.4%
Allegion US Holding Co Inc, 3.5500%, 10/1/27	13,000		14,132
ARD Finance SA, 6.5000%, 6/30/27 (144A)	200,000		198,960
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	313,000		317,304
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	134,000		133,665
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	100,000	EUR	124,405
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	142,000		149,810
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	211,000		224,383
Masonite International Corp, 5.7500%, 9/15/26 (144A)	34,000		35,445
Masonite International Corp, 5.3750%, 2/1/28 (144A)	15,000		16,023
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	255,000		265,519
TransDigm Inc, 7.5000%, 3/15/27	66,000		68,528
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	209,000		216,414
US Concrete Inc, 5.1250%, 3/1/29 (144A)	66,000		66,165
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	200,000		207,853
Victoria PLC, 5.2500%, 7/15/24 (144A)	100,000	EUR	116,439
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	76,000		80,071
			2,235,116
Communications – 5.6%
Activision Blizzard Inc, 1.3500%, 9/15/30	8,000		7,795
Altice Financing SA, 5.0000%, 1/15/28 (144A)	362,000		351,592
Altice France Holding SA, 6.0000%, 2/15/28 (144A)	200,000		190,758
AT&T Inc, 3.6500%, 6/1/51	213,000		214,978
Block Communications Inc, 4.8750%, 3/1/28 (144A)	55,000		56,100
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	333,000		338,361
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	68,000		70,890
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	42,000		43,838
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.7000%, 4/1/51	123,000		121,564
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	164,000		164,517
Consolidated Communications Inc, 6.5000%, 10/1/28 (144A)	41,000		41,820
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	246,000		271,764
Diamond Sports Group LLC / Diamond Sports Finance Co,

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
5.3750%, 8/15/26 (144A)	$77,000		$54,477
GCI LLC, 6.8750%, 4/15/25	24,000		24,742
GCI LLC, 4.7500%, 10/15/28 (144A)	162,000		164,027
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	67,000		72,144
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	100,000		98,750
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	90,000		97,415
Liberty Interactive LLC, 8.5000%, 7/15/29	80,000		86,200
Netflix Inc, 3.6250%, 6/15/30	162,000	EUR	205,581
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	33,000		33,660
Omnicom Group Inc, 4.2000%, 6/1/30	61,000		71,365
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	237,000		247,163
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	96,000		98,380
TEGNA Inc, 4.7500%, 3/15/26 (144A)	77,000		78,681
TEGNA Inc, 4.6250%, 3/15/28 (144A)	161,000		157,426
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	56,000		58,020
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	64,000		62,880
Ziggo BV, 5.1250%, 2/28/30 (144A)	222,000		225,026
			3,709,914
Consumer Cyclical – 6.1%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	159,000		161,934
Booking Holdings Inc, 4.6250%, 4/13/30	105,000		125,487
Brink's Co/The, 5.5000%, 7/15/25 (144A)	146,000		152,022
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	126,000		129,937
Cushman & Wakefield Inc, 6.7500%, 5/15/28 (144A)	125,000		129,769
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	202,000		185,840
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	171,000		190,665
Expedia Group Inc, 6.2500%, 5/1/25 (144A)	87,000		95,871
Expedia Group Inc, 7.0000%, 5/1/25 (144A)	24,000		25,956
Ford Motor Co, 8.5000%, 4/21/23	263,000		286,670
Ford Motor Co, 9.0000%, 4/22/25	91,000		104,332
Ford Motor Co, 6.3750%, 2/1/29	22,000		22,873
Ford Motor Co, 7.4500%, 7/16/31	18,000		20,643
Forestar Group Inc, 5.0000%, 3/1/28 (144A)	47,000		47,470
General Motors Financial Co Inc, 2.9000%, 2/26/25	72,000		74,178
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	68,000		70,790
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	159,000		157,012
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	100,000	EUR	117,273
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	81,000		86,366
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	170,000		170,000
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	144,000		149,616
MGM Resorts International, 6.0000%, 3/15/23	5,000		5,187
NVR Inc, 3.0000%, 5/15/30	64,000		69,063
Prime Security Services Borrower LLC / Prime Finance Inc,
6.2500%, 1/15/28 (144A)	63,000		63,787
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	149,000		154,245
Ross Stores Inc, 4.8000%, 4/15/30	65,000		78,785
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	124,000		124,303
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	91,000		90,659
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)#	41,000		38,880
Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	113,000		120,910
TRI Pointe Group Inc, 5.7000%, 6/15/28	165,000		180,675
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	148,000		147,241
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	119,000		126,289
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	56,000		56,560
Wyndham Destinations Inc, 4.2500%, 3/1/22	61,000		60,634
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	159,000		166,570
Wyndham Hotels & Resorts Inc, 4.3750%, 8/15/28 (144A)	51,000		49,470
			4,037,962
Consumer Non-Cyclical – 4.1%
AbbVie Inc, 2.9500%, 11/21/26 (144A)	30,000		32,680
Alcon Finance Corp, 2.6000%, 5/27/30 (144A)	70,000		74,080
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	175,000		179,375
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	91,000		94,792
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	30,000		30,225
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	140,000		144,900
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	41,000		39,821
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	90,000		87,066
DaVita Inc, 3.7500%, 2/15/31 (144A)	108,000		104,063
Dentsply Sirona Inc, 3.2500%, 6/1/30	83,000		90,176
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	140,000		139,300
Elanco Animal Health Inc, 5.9000%, 8/28/28	65,000		75,075

Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	123,000		122,385
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Hasbro Inc, 3.9000%, 11/19/29	$114,000		$119,612
HLF Financing Sarl LLC / Herbalife International Inc,
7.8750%, 9/1/25 (144A)	62,000		66,572
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	154,000		158,235
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	78,000		86,578
Kraft Heinz Foods Co, 3.8750%, 5/15/27 (144A)	49,000		52,195
Kraft Heinz Foods Co, 4.2500%, 3/1/31 (144A)	50,000		54,820
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	67,000		69,510
Newell Brands Inc, 4.8750%, 6/1/25	36,000		38,835
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.3750%, 6/1/25 (144A)	158,000		160,370
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	16,000		16,640
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	6,000		5,965
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	9,000		8,818
Smithfield Foods Inc, 3.0000%, 10/15/30 (144A)	9,000		9,091
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	71,000		70,727
Tenet Healthcare Corp, 6.1250%, 10/1/28 (144A)	134,000		130,482
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	96,000		91,800
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	232,000		204,740
Upjohn Inc, 3.8500%, 6/22/40 (144A)	101,000		108,738
Valvoline Inc, 4.3750%, 8/15/25	35,000		36,006
			2,703,672
Electric – 0.6%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	52,000		55,076
DPL Inc, 4.1250%, 7/1/25 (144A)	200,000		209,290
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	65,000		65,157
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	56,000		63,321
			392,844
Energy – 1.7%
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	88,000		90,310
Cheniere Energy Partners LP, 5.2500%, 10/1/25	77,000		78,771
Continental Resources Inc/OK, 5.0000%, 9/15/22	25,000		24,828
DCP Midstream Operating LP, 5.6000%, 4/1/44	93,000		84,952
Energy Transfer Operating LP, 2.9000%, 5/15/25	30,000		30,156
Energy Transfer Operating LP, 3.7500%, 5/15/30	91,000		88,076
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%‡,µ	145,000		58,000
EQM Midstream Partners LP, 4.7500%, 7/15/23	5,000		4,994
EQM Midstream Partners LP, 4.0000%, 8/1/24	18,000		17,627
EQM Midstream Partners LP, 5.5000%, 7/15/28	78,000		78,550
Exxon Mobil Corp, 3.4520%, 4/15/51	69,000		75,615
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	8,000		8,304
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	69,000		87,426
NuStar Logistics LP, 5.7500%, 10/1/25	107,000		110,510
ONEOK Inc, 3.1000%, 3/15/30	102,000		98,134
PBF Holding Co LLC / PBF Finance Corp, 9.2500%, 5/15/25 (144A)	88,000		90,202
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
7.5000%, 10/1/25 (144A)	47,000		47,190
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	50,000		49,581
			1,123,226
Finance Companies – 0.2%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	70,000		71,575
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	2,072		1,155
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	21,000		22,127
Springleaf Finance Corp, 6.8750%, 3/15/25	38,000		42,168
			137,025
Financial Institutions – 0.3%
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	166,000	EUR	190,302
Industrial – 0.6%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	250,000		250,000
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	135,000		139,219
			389,219
Industrial Conglomerates – 0.5%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	410,000		326,673
Information Technology Services – 0.1%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	14,000		14,372
KBR Inc, 4.7500%, 9/30/28 (144A)	55,000		55,344
			69,716

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance – 1.4%
Assurant Inc, 3.7000%, 2/22/30	$143,000		$148,824
Brown & Brown Inc, 4.5000%, 3/15/29	86,000		98,100
Magellan Health Inc, 4.9000%, 9/22/24	151,000		155,411
MGIC Investment Corp, 5.2500%, 8/15/28	131,000		135,546
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	299,000		305,129
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	91,000		92,847
			935,857
Machinery – 0.2%
Hillenbrand Inc, 5.7500%, 6/15/25	85,000		91,056
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.9000%, 10/1/30	27,000		27,862
American Homes 4 Rent LP, 4.2500%, 2/15/28	86,000		97,433
Digital Realty Trust LP, 3.6000%, 7/1/29	20,000		22,932
Lexington Realty Trust, 2.7000%, 9/15/30	36,000		36,674
Life Storage LP, 2.2000%, 10/15/30	24,000		23,957
Senior Housing Properties Trust, 6.7500%, 12/15/21	27,000		27,524
			236,382
Technology – 1.2%
Black Knight InfoServ LLC, 3.6250%, 9/1/28 (144A)	49,000		49,521
BY Crown Parent LLC / BY Bond Finance Inc, 4.2500%, 1/31/26 (144A)	93,000		94,686
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	21,000		21,745
Diebold Nixdorf Inc, 9.3750%, 7/15/25 (144A)	24,000		25,320
Entegris Inc, 4.6250%, 2/10/26 (144A)	10,000		10,225
Gartner Inc, 3.7500%, 10/1/30 (144A)	16,000		16,185
Oracle Corp, 3.6000%, 4/1/50	38,000		42,371
QTS Realty Trust Inc, 3.8750%, 10/1/28 (144A)	207,000		207,596
Solera LLC / Solera Finance Inc, 10.5000%, 3/1/24 (144A)	90,000		94,050
Tempo Acqusition LLC / Tempo Acquisition Finance Corp,
6.7500%, 6/1/25 (144A)	64,000		65,319
VMware Inc, 4.7000%, 5/15/30	142,000		167,995
			795,013
Transportation – 1.1%
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	50,000	EUR	63,555
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	196,000		197,931
Southwest Airlines Co, 5.2500%, 5/4/25	64,000		70,474
Southwest Airlines Co, 5.1250%, 6/15/27	61,000		66,441
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	289,000		295,683
			694,084
Total Corporate Bonds (cost $20,209,462)			20,651,390
Mortgage-Backed Securities– 14.7%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	1,391,000		1,422,423
2.5000%, TBA, 15 Year Maturity	4,123,000		4,304,165
3.0000%, TBA, 15 Year Maturity	5,656		5,936
3.5000%, TBA, 15 Year Maturity	156,928		165,995
4.0000%, TBA, 15 Year Maturity	44,862		47,577
3.0000%, TBA, 30 Year Maturity	1,366,000		1,430,776
3.5000%, TBA, 30 Year Maturity	105,646		111,378
4.0000%, TBA, 30 Year Maturity	34,000		36,241
			7,524,491
Fannie Mae Pool:
3.0000%, 11/1/34	4,415		4,747
3.0000%, 12/1/34	4,708		5,044
6.0000%, 2/1/37	1,057		1,260
3.0000%, 2/1/43	1,510		1,610
3.0000%, 5/1/43	129,923		137,023
3.0000%, 5/1/43	2,967		3,163
3.5000%, 4/1/44	16,848		18,802
5.0000%, 7/1/44	11,648		13,039
4.5000%, 10/1/44	6,299		7,237
4.5000%, 3/1/45	9,601		11,031
3.5000%, 12/1/45	5,992		6,676
4.5000%, 2/1/46	15,955		17,917
3.5000%, 7/1/46	23,059		25,333
4.0000%, 5/1/47	63,651		71,247
4.5000%, 5/1/47	2,793		3,115
4.5000%, 5/1/47	2,486		2,752
4.5000%, 5/1/47	2,243		2,474
4.5000%, 5/1/47	1,878		2,094
4.5000%, 5/1/47	1,856		2,048
4.5000%, 5/1/47	1,654		1,831
4.5000%, 5/1/47	1,371		1,518

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 5/1/47	$1,149	$1,282
4.5000%, 5/1/47	939	1,047
4.0000%, 6/1/47	1,906	2,044
4.0000%, 6/1/47	1,257	1,348
4.5000%, 6/1/47	8,455	9,185
4.5000%, 6/1/47	1,378	1,536
4.0000%, 7/1/47	1,926	2,065
4.0000%, 7/1/47	1,369	1,468
4.0000%, 7/1/47	1,234	1,323
4.0000%, 7/1/47	432	463
4.5000%, 7/1/47	6,186	6,720
4.5000%, 7/1/47	3,680	3,998
4.5000%, 7/1/47	3,490	3,791
3.5000%, 8/1/47	6,286	6,653
3.5000%, 8/1/47	5,007	5,364
4.0000%, 8/1/47	3,705	3,972
4.0000%, 8/1/47	2,307	2,473
4.5000%, 8/1/47	5,474	5,947
4.5000%, 8/1/47	550	601
4.0000%, 9/1/47	2,478	2,689
4.5000%, 9/1/47	7,003	7,608
4.5000%, 9/1/47	3,936	4,276
4.5000%, 9/1/47	3,242	3,522
4.0000%, 10/1/47	5,212	5,655
4.0000%, 10/1/47	5,129	5,565
4.0000%, 10/1/47	4,402	4,720
4.0000%, 10/1/47	3,298	3,579
4.0000%, 10/1/47	2,466	2,644
4.5000%, 10/1/47	1,567	1,702
4.5000%, 10/1/47	930	1,010
4.0000%, 11/1/47	2,051	2,199
4.5000%, 11/1/47	3,611	3,923
3.5000%, 12/1/47	10,056	10,741
3.5000%, 12/1/47	4,081	4,344
3.5000%, 1/1/48	7,164	7,653
3.5000%, 1/1/48	6,561	7,016
4.0000%, 1/1/48	23,202	25,092
4.0000%, 1/1/48	12,704	13,621
3.0000%, 2/1/48	22,543	24,323
3.5000%, 3/1/48	4,426	4,717
4.0000%, 3/1/48	9,595	10,345
4.5000%, 3/1/48	6,016	6,526
4.5000%, 4/1/48	6,755	7,329
4.0000%, 5/1/48	15,958	16,988
4.5000%, 5/1/48	4,217	4,575
4.5000%, 5/1/48	3,748	4,066
4.5000%, 6/1/48	3,806	4,129
3.5000%, 7/1/48	176,087	186,738
3.0000%, 8/1/49	43,742	46,828
3.0000%, 9/1/49	25,505	27,073
2.5000%, 1/1/50	57,361	60,417
3.5000%, 2/1/57	123,468	136,803
3.0000%, 6/1/57	1,072	1,153
		1,060,810
Freddie Mac Gold Pool:
3.5000%, 1/1/47	4,432	4,813
Freddie Mac Pool:
3.0000%, 1/1/33	5,087	5,428
2.5000%, 11/1/34	165,442	175,589
6.0000%, 4/1/40	24,458	29,209
3.5000%, 2/1/43	8,300	8,997
3.0000%, 3/1/43	28,340	30,252
3.0000%, 6/1/43	14,430	15,037
3.5000%, 2/1/44	9,676	10,489
4.5000%, 5/1/44	5,733	6,398
3.5000%, 12/1/44	24,541	26,603
3.0000%, 1/1/45	6,050	6,445
3.5000%, 7/1/46	5,972	6,427
3.0000%, 10/1/46	30,099	32,034
4.0000%, 3/1/47	2,571	2,820
3.5000%, 9/1/47	18,965	20,074
3.5000%, 9/1/47	9,543	10,101
3.5000%, 11/1/47	8,282	8,846
3.5000%, 12/1/47	27,289	29,812

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 12/1/47	$6,659	$7,112
3.5000%, 2/1/48	6,637	7,072
3.5000%, 2/1/48	5,265	5,611
4.0000%, 4/1/48	3,499	3,769
4.5000%, 4/1/49	90,866	98,656
4.0000%, 5/1/49	10,973	11,749
3.0000%, 8/1/49	42,253	44,712
3.0000%, 8/1/49	14,635	15,668
3.0000%, 10/1/49	18,587	19,447
3.0000%, 10/1/49	14,700	15,380
3.0000%, 11/1/49	28,746	30,076
3.0000%, 11/1/49	7,043	7,369
3.0000%, 12/1/49	135,293	141,554
3.0000%, 12/1/49	79,846	83,541
3.0000%, 12/1/49	14,435	15,103
2.5000%, 1/1/50	25,294	26,647
3.0000%, 3/1/50	42,861	45,129
		1,003,156
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	27,125	28,577
Ginnie Mae I Pool:
4.5000%, 8/15/46	20,616	22,869
4.0000%, 7/15/47	10,072	10,950
4.0000%, 8/15/47	2,085	2,267
4.0000%, 11/15/47	5,156	5,606
4.0000%, 12/15/47	6,454	7,016
		48,708
Ginnie Mae II Pool:
4.5000%, 2/20/48	8,441	9,127
4.5000%, 5/20/48	15,431	16,610
4.5000%, 5/20/48	3,859	4,154
		29,891
Total Mortgage-Backed Securities (cost $9,672,045)		9,700,446
Common Stocks– 48.9%
Aerospace & Defense – 1.3%
BWX Technologies Inc	11,169	628,926
Raytheon Technologies Corp	3,550	204,267
		833,193
Banks – 4.0%
Citigroup Inc	7,918	341,345
Citizens Financial Group Inc	22,187	560,887
First Horizon National Corp	51,560	486,211
Pinnacle Financial Partners Inc	3,758	133,747
Regions Financial Corp	24,831	286,301
US Bancorp	12,075	432,889
Wells Fargo & Co	16,539	388,832
		2,630,212
Beverages – 1.4%
PepsiCo Inc	6,633	919,334
Biotechnology – 0.7%
Gilead Sciences Inc	6,842	432,346
Capital Markets – 0.8%
Charles Schwab Corp	8,422	305,129
Cohen & Steers Inc	3,632	202,448
		507,577
Chemicals – 1.8%
Corteva Inc	12,239	352,606
NewMarket Corp	1,174	401,884
WR Grace & Co	10,014	403,464
		1,157,954
Commercial Services & Supplies – 1.2%
Republic Services Inc	3,197	298,440
UniFirst Corp/MA	2,549	482,704
		781,144
Communications Equipment – 1.1%
Cisco Systems Inc	14,535	572,534
Motorola Solutions Inc	1,118	175,314
		747,848
Construction Materials – 0.3%
Vulcan Materials Co	1,599	216,728
Consumer Finance – 1.1%
Discover Financial Services	8,588	496,215

Shares or Principal Amounts		Value
Common Stocks– (continued)
Consumer Finance– (continued)
Synchrony Financial	9,428	$246,731
		742,946
Containers & Packaging – 0.3%
Graphic Packaging Holding Co	14,146	199,317
Diversified Telecommunication Services – 0.6%
Singapore Telecommunications Ltd	260,100	405,850
Electric Utilities – 2.7%
Alliant Energy Corp	12,310	635,811
Entergy Corp	4,206	414,417
Evergy Inc	14,171	720,170
		1,770,398
Energy Equipment & Services – 0.3%
Schlumberger Ltd	12,396	192,882
Equity Real Estate Investment Trusts (REITs) – 6.1%
Americold Realty Trust	12,915	461,711
Camden Property Trust	1,197	106,509
Crown Castle International Corp	1,232	205,128
Equity Commonwealth	22,137	589,508
Equity LifeStyle Properties Inc	10,438	639,849
Lamar Advertising Co	11,240	743,751
Public Storage	2,147	478,180
STAG Industrial Inc	13,634	415,701
Sunstone Hotel Investors Inc	14,488	115,035
Weyerhaeuser Co	8,306	236,887
		3,992,259
Food & Staples Retailing – 0.8%
Casey's General Stores Inc	2,996	532,239
Food Products – 0.9%
Lamb Weston Holdings Inc	8,757	580,326
Health Care Equipment & Supplies – 1.2%
Medtronic PLC	5,399	561,064
Stryker Corp	1,188	247,544
		808,608
Health Care Providers & Services – 2.8%
Humana Inc	1,404	581,102
Quest Diagnostics Inc	11,095	1,269,803
		1,850,905
Health Care Technology – 0.4%
Cerner Corp	3,762	271,955
Hotels, Restaurants & Leisure – 0.3%
Starbucks Corp	2,170	186,446
Household Products – 1.1%
Colgate-Palmolive Co	9,787	755,067
Industrial Conglomerates – 0.7%
Honeywell International Inc	2,608	429,303
Information Technology Services – 0.8%
Cognizant Technology Solutions Corp	7,539	523,357
Insurance – 2.1%
Chubb Ltd	6,714	779,630
Hartford Financial Services Group Inc	12,177	448,844
RenaissanceRe Holdings Ltd	1,002	170,079
		1,398,553
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc	1,925	194,309
Machinery – 1.3%
ANDRITZ AG	8,867	273,133
Donaldson Co Inc	2,488	115,493
Lincoln Electric Holdings Inc	5,059	465,630
		854,256
Media – 0.6%
Comcast Corp	8,493	392,886
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Anworth Mortgage Asset Corp	94,219	154,519
Multi-Utilities – 0.3%
CenterPoint Energy Inc	11,670	225,814
Oil, Gas & Consumable Fuels – 0.7%
Brigham Minerals Inc	24,692	220,253
Chevron Corp	1,807	130,104
Valero Energy Corp	3,342	144,775
		495,132
Personal Products – 0.9%
Unilever NV	10,176	614,252

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals – 4.2%
Johnson & Johnson	6,164	$917,696
Merck & Co Inc	6,504	539,507
Pfizer Inc	19,259	706,805
Sanofi	5,977	599,234
		2,763,242
Real Estate Management & Development – 0.7%
Bridgemarq Real Estate Services	47,374	455,807
Road & Rail – 0.6%
Union Pacific Corp	1,963	386,456
Semiconductor & Semiconductor Equipment – 1.9%
Analog Devices Inc	4,972	580,431
Maxim Integrated Products Inc	10,105	683,199
		1,263,630
Software – 2.2%
Citrix Systems Inc	2,938	404,592
Microsoft Corp	688	144,707
Oracle Corp	14,575	870,127
		1,419,426
Specialty Retail – 0.2%
Lookers PLC¢	497,725	134,845
Total Common Stocks (cost $30,297,434)		32,221,321
Preferred Stocks– 0.7%
Finance Companies – 0.1%
Prosper Pass-Thru Trust II Series 2019-St1, 7/15/25 (144A)§	520,000	49,963
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co, 6.0000%, 6/1/23	1,100	57,915
Student Loan – 0.3%
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)§	10,000	225,900
Wireless Telecommunication Services – 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23 (144A)§	100	107,578
Total Preferred Stocks (cost $630,402)		441,356
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $27,305)	27,305	27,307
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	41,756	41,756
Time Deposits – 0%
Royal Bank of Canada, 0.0700%, 10/1/20	$10,439	10,439
Total Investments Purchased with Cash Collateral from Securities Lending (cost $52,195)		52,195
Total Investments (total cost $71,321,608) – 111.4%		73,357,526
Liabilities, net of Cash, Receivables and Other Assets – (11.4)%		(7,524,624)
Net Assets – 100%		$65,832,902

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$64,783,275	88.3%
Cayman Islands	1,700,702	2.3
Netherlands	1,055,692	1.4
Canada	820,510	1.1
Luxembourg	741,310	1.0
Germany	699,531	1.0
France	599,234	0.8
United Kingdom	415,801	0.6
Singapore	405,850	0.6
Peru	398,970	0.5
Panama	327,808	0.4
Israel	296,540	0.4
Austria	273,133	0.4
Chile	247,163	0.3
Zambia	199,750	0.3
Czech Republic	190,302	0.3
Switzerland	74,080	0.1
Australia	64,320	0.1

Italy	63,555	0.1

Total	$73,357,526	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$519	$2	$2	$27,307
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	88∆	-	-	41,756
Total Affiliated Investments - 0.1%	$607	$2	$2	$69,063

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	1,375,667	7,001,905	(8,350,269)	27,307
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	202,848	(161,092)	41,756

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/16/20	341,790	$(436,430)	$4,732
Canadian Dollar	12/16/20	(39,030)	29,229	(97)
Euro	12/16/20	(509,630)	596,241	(2,256)
Singapore Dollar	12/16/20	31,839	(23,246)	89

				2,468
Barclays Capital, Inc.:
British Pound	12/16/20	(6,080)	7,765	(82)
Canadian Dollar	12/16/20	10,600	(7,941)	23
Euro	12/16/20	(29,100)	34,053	(122)
Singapore Dollar	12/16/20	34,800	(25,404)	100

				(81)
Citibank, National Association:
British Pound	12/16/20	(190,860)	243,727	(2,623)
Canadian Dollar	12/16/20	(515,619)	386,192	(1,232)
Euro	12/16/20	(350,260)	409,697	(1,640)
Singapore Dollar	12/16/20	(627,070)	457,688	(1,881)

				(7,376)
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
British Pound	12/16/20	(249,300)	$318,350	(3,432)
Canadian Dollar	12/16/20	(69,500)	52,034	(186)
Euro	12/16/20	(1,080,600)	1,264,139	(4,889)
Singapore Dollar	12/16/20	9,100	(6,632)	37

				(8,470)
Total				$(13,459)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	12	12/31/20	$1,919,063	$9,334	$(5,625)
2-Year US Treasury Note	20	1/6/21	4,419,219	2,373	(156)
5-Year US Treasury Note	42	1/6/21	5,293,313	7,219	(4,266)
US Treasury Long Bond	5	12/31/20	881,406	7,344	(4,688)
Total - Futures Purchased				26,270	(14,735)
Futures Sold:
US Ultra Bond	2	12/31/20	(443,625)	828	4,000
Total				$27,098	$(10,735)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.IG.34, Fixed Rate of 1.00%, Paid Quarterly	6/20/25	1,300,000	USD	$(20,133)	$10,928	$(472)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Credit default swaps, buy protection	$ (7,571)
Forward foreign currency exchange contracts, purchased	484,077
Forward foreign currency exchange contracts, sold	3,773,378
Futures contracts, purchased	14,268,926
Futures contracts, sold	444,281

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $21,016,893, which represents 31.9% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23	6/24/20	$100,000	$107,578	0.2%
Prosper Pass-Thru Trust II Series 2019-St1, 7/15/25	10/22/19	130,341	49,963	0.1
SoFi Professional Loan Program 2018-D Trust, 2/25/48	9/20/18	344,500	225,900	0.3
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45	2/18/20	97,742	54,812	0.1
Total		$672,583	$438,253	0.7%

The Fund has registration rights for certain restricted securities held as of September 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$7,611,042	$-
Bank Loans and Mezzanine Loans	-	2,652,469	-
Corporate Bonds	-	20,651,390	-

Mortgage-Backed Securities	-	9,700,446	-
Common Stocks
Diversified Telecommunication Services	-	405,850	-
Machinery	581,123	273,133	-
Personal Products	-	614,252	-
Pharmaceuticals	2,164,008	599,234	-
Specialty Retail	-	-	134,845
All Other	27,448,876	-	-
Preferred Stocks	-	441,356	-
Investment Companies	-	27,307	-
Investments Purchased with Cash Collateral from Securities Lending	-	52,195	-
Total Investments in Securities	$30,194,007	$43,028,674	$134,845
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,981	-
Variation Margin Receivable	4,000	-	-
Total Assets	$30,198,007	$43,033,655	$134,845
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$18,440	$-
Variation Margin Payable	14,735	472	-
Total Liabilities	$14,735	$18,912	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $129,417 were transferred out of Level 2 to Level 3 since certain securities prices were determined using other significant observable inputs at the end of the prior period and significant unobservable inputs at the end of the current period.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.